INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in valuation allowances	$ 6,797,688	$ 15,184,430
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses subject to expiration			$ 161,064,722
Net operating losses	276,310,905		299,375,124
State
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 146,283,201		$ 158,533,956